INCOME TAXES (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Currently payable [Abstract]
Federal	$ 18,642,000	$ 21,252,000	$ 22,394,000
State	2,264,000	3,065,000	3,024,000
Foreign	25,435,000	25,175,000	22,670,000
Current income tax (expense), total	46,341,000	49,492,000	48,088,000
Deferred (benefit) expense [Abstract]
Federal	1,532,000	(5,125,000)	170,000
State	(935,000)	502,000	603,000
Foreign	(14,111,000)	(1,534,000)	2,035,000
Deferred income tax (expense), total	(13,514,000)	(6,157,000)	2,808,000
Income taxes	32,827,000	43,335,000	50,896,000
Deferred tax assets [Abstract]
Benefit plans	15,507,000	21,148,000
Liabilities and reserves	19,384,000	11,499,000
Operating loss and credit carryovers	57,128,000	51,292,000
Other	6,872,000	17,151,000
Gross deferred tax assets	98,891,000	101,090,000
Valuation allowance	(43,055,000)	(43,048,000)
Deferred tax assets	55,836,000	58,042,000
Deferred tax liabilities [Abstract]
Property, plant and equipment	(1,619,000)	(21,139,000)
Other assets	(1,462,000)	(1,411,000)
Goodwill	(28,583,000)	(28,573,000)
Other	(1,426,000)	(3,168,000)
Deferred tax liabilities	(33,090,000)	(54,291,000)
Net deferred tax assets, noncurrent	1,000,000
Increase in Net Deferred Tax Assets			10,800,000
Increase in Other Current Assets			6,000,000
Increase in Other Comprehensive Income			16,800,000
Net deferred tax assets	22,746,000	3,751,000
Effective tax rate reconciliation [Abstract]
Taxes at statutory rate (in hundredths)	35.00%	35.00%	35.00%
State income taxes, net of federal income tax benefit (in hundredths)	1.90%	1.10%	1.50%
Tax credits (in hundredths)	(0.40%)	(0.30%)	0.00%
Taxes on foreign earnings (in hundredths)	(4.70%)	(5.30%)	(4.10%)
Resolution of prior years' tax matters (in hundredths)	(0.60%)	(0.70%)	(1.40%)
U.S. manufacturing deduction (in hundredths)	(2.00%)	(1.60%)	(1.80%)
Valuation allowance adjustments (in hundredths)	0.20%	(0.80%)	(0.50%)
Other, net (in hundredths)	(0.80%)	0.10%	0.20%
Effective tax rate (in hundredths)	28.60%	27.50%	28.90%
Earnings from continuing operations before income taxes [Abstract]
United States	56,211,000	55,461,000	79,118,000
Foreign	58,387,000	102,172,000	96,860,000
Total	114,598,000	157,633,000	175,978,000
Unremitted earnings of foreign subsidiaries	449,800,000
Reconciliation of change in liability for unrecognized tax benefits [Roll Forward]
Balance at beginning of year	5,295,000	7,091,000
Increases for tax positions taken in the current year	718,000	818,000
Increases for tax positions taken in prior years	10,238,000	875,000
Decreases related to settlements with tax authorities	(1,044,000)	(3,113,000)
Decreases as a result of lapse of the applicable statutes of limitations	(751,000)	(374,000)
Foreign currency exchange rate changes	(516,000)	(2,000)
Balance at the end of year	13,940,000	5,295,000	7,091,000
Unrecognized tax benefits that would impact the effective tax rate, if recognized	4,300,000
Income tax interest and penalties accrued	500,000	700,000
Expected decrease in liability for unrecognized tax benefits in the next fiscal year	10,200,000
Unrecognized tax benefits that would impact the effective tax rate in the next fiscal year	300,000
Foreign Country [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryovers	116,200,000
Operating loss carryovers, subject to expiration	10,100,000
Operating loss carryovers, not subject to expiration	106,000,000
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryovers	99,300,000
Operating loss carryovers, subject to expiration	$ 99,300,000